Data used to Determine Stock Options Grants (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	0.90%	1.94%
Expected term (in years)	6 years	5 years 9 months 18 days
Expected volatility	67.00%	67.00%
Expected dividend yield	0.00%	0.00%